Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combinations
20.	BUSINESS COMBINATIONS

Intangible assets acquired, redeemable non-controlling interests and goodwill recognized in connection with business combinations of DR.WU mainland China business and Eve Lom business are as follow:

DR.WU

	Dr. Wu Note (a)	Eve Lom Note (b)	Total
	RMB	RMB	RMB
Redeemable non-controlling interests	19,223	319,364	338,587
Intangible assets	52,840	569,311	622,151
Goodwill	134,433	742,623	877,056
	206,496	1,631,298	1,837,794

The Group applied significant judgement in determining the fair value of the intangible assets and non-controlling interests, including significant assumptions and estimates for revenue growth rates and the discount rates and, in the case of the redeemable non-controlling interests, gross profit ratios. The Group utilized the services of an independent valuation firm to assist with the determination of the fair value of the intangible assets and redeemable non-controlling interests.

(a)	Acquisition of DR.WU mainland China business

In January 2021, the Group completed the acquisition of 90% shareholder’s ownership of DR.WU business in mainland China, for a total consideration of approximately RMB166,350.

Pursuant to the sale and purchase agreements of the acquisitions of DR.WU business, subject to applicable laws, the seller and the Group shall have the right, after the second anniversary of the closing date, to require the counterparty to purchase/sell part or all of the 10% shares of the acquired business held by the seller at the option price based on certain formulas/basics as determined in the sale and purchase agreements. There is no expiry date for the put/call option. The Group determined that the non-controlling interests with redemption rights should be classified as redeemable non-controlling interests since they are contingently redeemable upon the occurrence of exercise of the put or call option, which are not solely within the control of the Group.

20.	BUSINESS COMBINATIONS (Continued)

(a)	Acquisition of DR.WU mainland China business (Continued)

The consideration of the acquisition of DR.WU business was allocated based on the fair value of the assets acquired and the liabilities assumed as follows:

	Amount
	RMB
Cash consideration	166,350
Redeemable non-controlling interest	19,223
Total	185,573

	Amount	Estimated useful lives
	RMB	RMB
Cash and cash equivalents acquired	5,158
Inventories acquired	5,447
Other assets acquired	5,353
Intangible assets acquired	52,840
- Trademark (1)	45,940	15 years
- Non-compete (2)	6,900	5 years
Liabilities assumed	(4,448)
Deferred tax liabilities	(13,210)
Goodwill (3)	134,433
Total	185,573

(1)

The main tradename “DR.WU” was founded in 2003 in Taiwan and is considered as the key factor for attracting customers and generating revenue in the future. Therefore, the "Trademark" has been identified as an intangible asset given the potential economic benefits to be generated.

(2)

According to the share purchase agreement, the seller of DR.WU mainland China business shall not compete in mainland China with the Group, including but not limited to, selling or permitting any third party to sell any product in connection with the target business in mainland China . Therefore, the "Non-compete" has been identified as an intangible asset given the potential economic benefits to be generated.

(3)

Total goodwill of RMB 134,433 primarily represents the expected synergies from combining operations of the acquired business with those of the Group, which expect to be complementary to each other. The goodwill recognized was not expected to be deductible for income tax purpose.

20.	BUSINESS COMBINATIONS (Continued)

(b)	Eve Lom Acquisition of Eve Lom business

In March 2021, the Group completed the acquisition of 90% shareholder’s ownership of Eve Lom business, for a total consideration of approximately RMB965,001.

Pursuant to the sale and purchase agreements of the acquisition of Eve Lom business, subject to applicable laws, the seller and the Group shall have the right, after the second anniversary of the closing date, to require the counterparty to purchase/sell part or all of the 10% shares of the acquired business held by the seller at the option price based on certain formulas/basics as determined in the sale and purchase agreements. The expiry date for the put/call option relating to Eve Lom business is the fifth anniversary of the sale and purchase agreement. The Group determined that the non-controlling interests with redemption rights should be classified as redeemable non-controlling interests since they are contingently redeemable upon the occurrence of exercise of the put or call option, which are not solely within the control of the Group.

The consideration of the acquisition of Eve Lom business was allocated based on the fair value of the assets acquired and the liabilities assumed as follows:

	Amount
	RMB
Cash consideration	965,001
Redeemable non-controlling interest	319,364
Total	1,284,365

	Amount	Estimated useful lives
	RMB	RMB
Cash and cash equivalents acquired	41,303
Inventories acquired	49,698
Accounts receivable acquired	29,393
Other assets acquired	35,780
Intangible assets acquired	569,311
- Trademark (1)	422,413	20 years
- Customer relationship (2)	94,369	10 years
- Technique (3)	44,938	10 years
- Software	7,591	3-10 years
Accrued expenses and other liabilities assumed	(28,674)
Accounts payable assumed	(17,675)
Other liabilities assumed	(15,899)
Deferred tax liabilities	(121,495)
Goodwill (4)	742,623
Total	1,284,365

(1)

The main tradename “EVE LOM” was built in 1984 and is considered as the key factor for attracting customers and generating revenue in the future. Thus, the "Trademark" has been identified as an intangible asset given the potential economic benefits to be generated.

20.	BUSINESS COMBINATIONS (Continued)
(b)	Eve Lom Acquisition of Eve Lom business (Continued)

(2)

Eve Lom develops steady relationship with a local agency in the Europe and the U.S. The customer relationship is considered as one of the key factors for international growth of Eve Lom. Therefore, the " Customer relationship " has been identified as an intangible asset given the potential economic benefits to be generated.

(3)

Eve Lom develops the unique technique that blends naturally-derived ingredients and essential oils for their skincare products. The technique is considered as one of the key factors to create its cleanser and generate revenue in the future. Therefore, the "Technique" has been identified as an intangible asset given the potential economic benefits to be generated.

(4)

Total goodwill of RMB 742,623 primarily represents the expected synergies from combining operations of the acquired business with those of the Group, which expect to be complementary to each other. The goodwill recognized was not expected to be deductible for income tax purpose.

Pro forma results of operations for all the acquisitions have not been presented because they were not material to the consolidated statements of operations for the year ended December 31, 2021, either individually or in aggregate.